INVENTORIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Inventories [Abstract]
Gold doré	$ 4,984,000	$ 791,000
Gold in circuit	27,696,000	10,941,000
Ore stockpiles	34,955,000	7,888,000
Supplies and consumables	81,568,000	28,066,000
Current inventories	149,203,000	47,686,000
Salaries, short-term incentives and other benefits	571,885,000	280,745,000
Inventory write-downs	3,416,000	4,527,000
Reversal of inventory write-downs	$ 0	$ 0